Property, Plant and Equipment - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Schedule of property, plant and equipment
		December 31, 2020			December 31, 2019
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net Book value	Cost	Accumulated depreciation	Net Book value

IT equipment	10% - 33%	27,036	(25,557)	1,479	26,244	(23,758)	2,486
Furniture, equipment and fittings	10% - 33%	36,314	(26,406)	9,908	36,268	(23,902)	12,366
Property, buildings and improvements	5%-20%	51,407	(31,429)	19,978	46,420	(26,738)	19,682
In progress	-	315	-	315	4,538	-	4,538
Right of use assets	12%	241,906	(82,033)	159,873	209,229	(63,793)	145,436
Land	10%	453	-	453	453	-	453
Total		357,431	(165,425)	192,006	323,152	(138,191)	184,961

Schedule of changes in property, plant and equipment
	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets (i)	Land	Total
As of December 31, 2019	2,486	12,366	19,682	4,538	145,436	453	184,961
Additions	758	22	828	34	35,925	-	37,567
Additions by business combination	59	152	-	-	-	-	211
Disposals	(25)	(128)	(98)	-	(3,248)	-	(3,499)
Depreciation	(1,799)	(2,504)	(4,691)	-	(18,240)	-	(27,234)
Transfers	-	-	4,257	(4,257)	-	-	-
As of December 31, 2020	1,479	9,908	19,978	315	159,873	453	192,006

(i) Refers substantially to IFRS 16, of which R$ 20,358 refer to lease contracts previously signed and renewed based on contractual terms and new lease agreements of R$ 15,567 which the Company considers it part of its digital learning solutions in the computer tablets. See the corresponding lease liability in Note 16.

	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets	Land	Total
As of December 31, 2018	3,213	15,010	20,177	-	-	19,906	58,306
Opening balance - IFRS 16	-	-	-	-	154,681	-	154,681
As of January 01, 2019	3,213	15,010	20,177	-	154,681	19,906	212,987
Additions	1,339	2,958	3,973	4,538	31,177	-	43,985
Disposals	-	(3,827)	-	-	(40,316)	-	(44,143)
Depreciation	(2,066)	(1,775)	(4,468)	-	(19,559)	-	(27,868)
Transfers (i)	-	-	-	-	19,453	(19,453)	-
As of December 31, 2019	2,486	12,366	19,682	4,538	145,436	453	184,961

Vasta Platform (Successor)
Property, Plant and Equipment
Schedule of property, plant and equipment
	Depreciation weighted average rate	December 31, 2019			December 31, 2018
		Cost	Accumulated depreciation	Net Book value	Cost	Accumulated depreciation	Net Book value
IT equipment	10%-33%	26,244	(23,758)	2,486	24,976	(21,763)	3,213
Furniture, equipment and fittings	10%-33%	36,268	(23,902)	12,366	28,585	(13,575)	15,010
Buildings & improvements	5%-20%	46,420	(26,738)	19,682	51,393	(31,216)	20,177
In progress	—	18,589	(14,050)	4,539	—	—	—
Right of use assets	20%	205,270	(59,834)	145,436	—	—	—
Land (finance leasing)	10%	4,412	(3,959)	453	21,308	(1,402)	19,906
Total		337,203	(152,242)	184,961	126,262	(67,956)	58,306

Schedule of changes in property, plant and equipment
	IT equipment	Furniture equipment and fittings	Property, buildings and improvement	In progress	Right of use assets	Land	Total
At October 11, 2018	2,137	7,093	16,752	9,760	—	21,308	57,050
Additions	2,324	3,387	388	—	—	—	6,099
Disposals	(940)	(265)	(954)	(724)	—	(876)	(3,759)
Depreciation	(308)	(33)	(217)	—	—	(526)	(1,084)
Transfers	—	4,828	4,208	(9,036)	—	—	—
December 31, 2018	3,213	15,010	20,177	—	—	19,906	58,306
Opening balance - IFRS 16	—	—	—	—	150,311	—	150,311
At January 01, 2019	3,213	15,010	20,177	—	150,311	19,906	208,617
Additions	1,339	2,958	3,973	4,539	31,177	—	43,985
Disposals (i)	—	(3,827)	—	—	(35,945)	—	(39,772)
Depreciation	(2,066)	(1,775)	(4,468)	—	(19,560)	—	(27,869)
Transfers	—	—	—	—	19,453	(19,453)	—
At December 31, 2019	2,486	12,366	19,682	4,539	145,436	453	184,961

(i)	The disposals of R$ 35,945 in rights of use assets is mainly due to the return of the administrative properties leased by Business.